Note 14 - Distribution of Profits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Note 14 - Distribution of Profits (Details) [Line Items]
Retained Earnings, Appropriated	¥ 302,115	$ 46,639	¥ 198,422
CHINA
Note 14 - Distribution of Profits (Details) [Line Items]
Appropriations to Statutory Capital and Surplus Percentage Minimum	10.00%
Appropriations to Statutory Capital and Surplus Maximum Percentage of Registered Capital	50.00%	50.00%